PROVISION FOR EMPLOYEE BENEFITS - Movements in provision for the post-employment benefit (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in provisions
Balance at beginning	₺ 8,702
Balance at ending	16,457	₺ 8,702
Post-employment benefits
Movements in provisions
Balance at beginning	8,702	7,375
Charge for the year	2,624	2,641
Interest cost	1,418	822
Actuarial losses	13,982	6,658
Acquisition of subsidiary	384
Payments during the year	(4,908)	(6,074)
Monetary gain/(loss)	(5,745)	(2,720)
Balance at ending	₺ 16,457	₺ 8,702